REVENUES (Tables)	12 Months Ended
Dec. 31, 2014
REVENUES [Abstract]
Customers Who Accounted For Over 10% Of The Total Consolidated Revenues
	Year ended December 31,
	2014	2013	2012

	US Dollars in thousands

Customer A - Sales of manufactured products	20.6%	18.4%	17.2%

Revenues By Geographic Areas
	Year ended December 31,
	2014	2013	2012

	US Dollars in thousands

Israel	24,807	27,992	21,965
Europe	9,383	10,623	11,583
North America	5,892	6,227	7,664
India	5,240	3,294	1,280
Rest of the world	1,304	2,099	3,154

	46,626	50,235	45,646

Assets By Geographic Areas
	Year ended December 31,
	2014	2013	2012

	US Dollars in thousands

Israel	9,161	9,534	8,617
Europe	901	561	445
North America	8	13	13

	10,070	10,108	9,075